Acquisitions (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 01, 2015
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	30.80%			30.80%	30.80%
Goodwill	$ 447.6			$ 447.6	$ 447.6	$ 1.6
Revenues					20,853.8	19,391.4	$ 18,170.9
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities					$ 1,300.5	$ 1,281.0	$ 1,165.4
ARX Holding Corp. [Member]
Business Acquisition [Line Items]
Interest acquired (percentage)								63.20%
Additional Interest acquired (percent)			1.00%
Cost of interest acquired			$ 0.0
Ownership interest held prior to acquisition (percent)								5.00%
Loss recognized to reflect the net acquisition cost attributable to interest held prior			$ 2.0
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage	69.20%			69.20%	69.20%
Goodwill	$ 446.0			$ 446.0	$ 446.0			$ 470.0
Loss and loss adjustment expense		$ 42.0		25.3
Goodwill, Subsequent Recognition of Deferred Tax Asset				16.7
Value at acquisition	$ 520.4			520.4	$ 520.4
Total assets acquired								1,800.0
Investment securities acquired								1,200.0
Cash and cash equivalents acquired								183.0
Prepaid reinsurance premium acquired								146.0
Liability assumed in acquisition								1,200.0
Unearned premiums acquired								550.0
Loss and loss adjustment expense reserves acquired								264.0
Debt acquired								$ 185.0
Revenues				636.3
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities				$ 106.8
Sales Revenue, Segment [Member] | ARX Holding Corp. [Member]
Business Acquisition [Line Items]
Percentage of total net premium written (percent)	3.00%